Derivative Financial Instruments (Pretax Impact Of Undesignated Derivative Instruments On The Consolidated Statements Of Income) (Details) (Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Derivative [Line Items]
Gain/(Loss) Recognized in Earnings	$ (32)	$ 41	$ 15
Commodity Contracts [Member] | Sales [Member]
Derivative [Line Items]
Gain/(Loss) Recognized in Earnings	(10)	(10)	20
Commodity Contracts [Member] | Cost of Sales [Member]
Derivative [Line Items]
Gain/(Loss) Recognized in Earnings	(24)	51	(2)
Foreign Exchange Contracts [Member] | Other Income/Expense [Member]
Derivative [Line Items]
Gain/(Loss) Recognized in Earnings	$ 2	$ 0	$ (3)